Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

(together, the “Specified Parties”):

Re: WB Commercial Mortgage Trust 2024-HQ – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “WB 2024-HQ_Accounting Tape.xlsx” provided by the Company on February 22, 2024 (the “Data File”), containing information on one mortgage loan (“Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) as of March 11, 2024 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by WB Commercial Mortgage Trust 2024-HQ, Commercial Mortgage Pass-Through Certificates, Series 2024-HQ (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

listed in the Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of the documents provided to us.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

February 22, 2024

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originators	Draft Loan Agreement
Trust Loan Sellers	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy %	Underwriting File
Occupancy % Source Date	Underwriting File
Loan Purpose (Acquisition, Refinance, Finance)	Draft Loan Agreement; Settlement Statement
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Recourse Carveout Guarantor	Draft Guaranty; Draft Loan Agreement
Property Manager	Draft Loan Agreement; Management Agreement
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
Anticipated Repayment Date	Draft Loan Agreement

A-1

ATTACHMENT A

Attribute	Source Document(s)
Total Debt Interest Rate	Draft Loan Agreement; Draft Mezzanine Loan Agreement
Maturity Date	Draft Loan Agreement
Mortgage Loan Interest Rate	Draft Loan Agreement
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Rate Type	Draft Loan Agreement
Interest Accrual Basis	Draft Loan Agreement
Interest Rate Change Amount	Draft Loan Agreement
Interest Rate Change Trigger	Draft Loan Agreement
Trust Notes Original Principal Balance	Draft Loan Agreement
Trust Notes Cut-Off Date Balance	Draft Loan Agreement
Trust Notes Balloon Payment	Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Loan Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal

A-2

ATTACHMENT A

Attribute	Source Document(s)
As-Stabilized Appraisal Valuation Date	Appraisal
As-Stabilized Appraised Value	Appraisal
LTV Adjusted (Y/N)	Provided by the Company
LTV Adjustment Amount	Provided by the Company
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
UW Revenues	Underwriting File
UW Expenses	Underwriting File
UW NOI	Underwriting File
UW Reserves	Underwriting File
UW NCF	Underwriting File
Affiliated Sponsor (Y/N)	Draft Loan Agreement
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Initial Expiration Date	Ground Lease
Type of Lockbox	Draft DACA; Draft Cash Management; Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement

A-3

ATTACHMENT A

Attribute	Source Document(s)
Springing Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Replacement Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
TI/LC Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow II Reserve Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Reserve Description	Draft Loan Agreement
Pari Passu Debt (Y/N)	Draft Loan Agreement
Total Debt Principal Balance	Draft Loan Agreement
Total Debt Cut-Off Date Balance	Draft Loan Agreement
Junior Notes Original Balance ($)	Draft Loan Agreement
Junior Notes Cut-off Date Balance ($)	Draft Loan Agreement
Companion Notes Original Balance	Draft Loan Agreement
Companion Notes Cut-off Date Balance	Draft Loan Agreement
Companion Notes Description	Draft Loan Agreement
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Draft Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Draft Loan Agreement

A-4

ATTACHMENT A

Attribute	Source Document(s)
Existing Mezzanine Debt (Y/N)	Draft Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Draft Mezzanine Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Date	Phase I Report
Phase II Performed	Phase II Report
Engineering Report Firm	PCA
Engineering Report Date	PCA
Seismic Report Date	Seismic Report; PCA
Seismic PML %	Seismic Report; PCA
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report; PCA; Insurance Certificate
Single-Tenant (Y/N)	Underwriting File
Largest Tenant Name	Underwriting File
Largest Tenant SqFt	Underwriting File
Largest Tenant Exp. Date	Underwriting File

A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Trust Notes Loan Level Cut-Off Date Balance multiplied by Interest Accrual Basis multiplied by Mortgage Loan Interest Rate
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning, but shown as Interest Only if the Mortgage Loan is interest-only
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
Total Debt Cut-Off Date LTV Ratio	Total Debt Cut-Off Date Balance divided by As-Is Appraised Value
Total Debt LTV Ratio at Maturity	Total Debt Principal Balance divided by As-Stabilized Appraised Value
Total Debt UW NCF DSCR	UW NCF divided by the product of Total Debt Cut-Off Date Balance times the Interest Accrual Basis times Total Debt Interest Rate
Total Debt Cut-Off Date UW NOI Debt Yield	UW NOI divided by the Total Debt Cut-Off Date Balance
Total Debt Cut-Off Date UW NCF Debt Yield	UW NCF divided by the Total Debt Cut-Off Date Balance
Mortgage Loan Cut-Off Date LTV Ratio	Trust Notes Cut-Off Date Balance divided by As-Is Appraised Value
Mortgage Loan LTV Ratio at Maturity	Trust Notes Balloon Payment divided by As-Stabilized Appraised Value
Mortgage Loan UW NCF DSCR	UW NCF divided by the product of Monthly Debt Service Amount times 12
Mortgage Loan Cut-Off Date UW NOI Debt Yield	UW NOI divided by the Trust Notes Cut-Off Date Balance
Mortgage Loan Cut-Off Date UW NCF Debt Yield	UW NCF divided by the Trust Notes Cut-Off Date Balance

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable mortgage loan and Compared or Recomputed Attribute(s):
Loan Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
Second Century	Loan Purpose (Acquisition, Refinance, Finance); Note Date; First Payment Date; Maturity Date; Monthly Debt Service Amount; Total Debt Interest Rate; Mortgage Loan Interest Rate; Prepayment Restriction Code; Total Debt UW NCF DSCR; Mortgage Loan UW NCF DSCR; Mezzanine Debt Cut-Off Date Principal Balance; Lien Position; Title Vesting (Fee/Leasehold/Both); UW NCF DSCR; Engineering Escrow/Deferred Maintenance; Tax Escrow (Initial); Insurance Escrow (Initial); Other Escrow I (Initial); Other Escrow I (Monthly); Springing Other Escrow I Reserve Description; Total Debt Principal Balance; Total Debt Cut-Off Date Balance	Provided by the Company